UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21984
Central Park Group Multi-Event Fund
(Exact name of registrant as specified in charter)
12 East 49th Street
New York, NY 10017
(Address of principal executive office) (Zip code)
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 317-9200
Date of fiscal year end: October 31, 2008
Date of reporting period: January 31, 2008
     Item 1. Schedule of Investments.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
January 31, 2008
(Unaudited)

			% of
Shares	Type	Market Value ($)	Net Assets

	INVESTMENTS IN SECURITIES (132.73%)
	COMMON STOCK — (99.71%)
	Business Services
907	Intercontinental Exchange, Inc. (a)	126,944	2.28%
	Chemicals
354	FMC Corp.	18,819
2,608	Yara International ASA	122,732

		141,551	2.54%

	Consumer Goods
2,891	WABCO Holdings, Inc.	116,478
2,015	Altria Group, Inc.	152,777

		269,255	4.83%

	Communications
2,016	America Movil-Series L	120,779
1,716	Leap Wireless (a)	70,957
5,137	Qualcomm, Inc.	217,912

		409,648	7.35%

	Metals & Mining
7,802	Aluminum Co. of America	258,168
1,070	CF Industries Holdings	114,415
2,907	Freeport-McMoran Copper & Gold, Inc. — B	258,810
4,658	Kaiser Aluminum Corp.	297,926
3,128	Norsk Hydro ASA	36,671
3,044	Patriot Coal Corp.	120,999
5,143	Walter Industries, Inc.	215,595

		1,302,584	23.38%

	Oil & Gas
4,394	Ultra Petroleum Corp. (a)	302,307
7,841	Helix Energy Solutions (a)	289,882
708	Schlumberger Limited	53,426
10,712	The Williams Companies, Inc.	342,462

		988,077	17.73%

	Real Estate Investment Trusts
4,075	Chimera Investment Corp.	78,036
7,764	MFA Mortgage Investment	79,193
3,122	Quadra Realty Trust, Inc.	33,718

		190,947	3.43%

	Retail Stores
1,771	Lowe’s Companies, Inc.	46,825
542	Target Corp.	30,124

		76,949	1.38%

	Security and Protective Services
3,120	The Brinks Company	189,166	3.40%
	Technology
10,380	CNET Networks, Inc.	81,898
11,424	Microsoft Corp.	372,421
6,761	Teradata Corp.	161,047

		615,366	11.04%

	Transportation
3,578	Burlington North Santa Fe	309,569
4,813	CSX Corp.	233,334
8,781	Kansas City Southern	315,062

		857,965	15.40%

	Utilities
2,016	Electricitie De France	208,337
4,635	NRG Energy, Inc.	178,865

		387,202	6.95%

	TOTAL COMMON STOCK (Cost $5,537,701)	5,555,654	99.71%

			% of
Shares	Type	Market Value ($)	Net Assets

Principal ($)	CORPORATE BONDS (6.59%)
21,000	CCO Holdings 8.75%, 11/15/13	19,530
21,000	Charter Communications 10.25%, 09/15/10	19,898
340,000	NRG Energy 7.38%, 02/01/16	327,558

	TOTAL CORPORATE BONDS (Cost $375,048)	366,986	6.59%

Contracts	PURCHASED OPTIONS (7.50%) (a)
	Call Options
87	TGT JANUARY 17, 2009 50.00 CALL	105,270
10	LH FEBRUARY 16, 2008 75.00 CALL	2,500
17	MSFT FEBRUARY 16, 2008 32.50 CALL	1,343
46	GRA JUNE 21, 2008 20.00 CALL	27,600
31	GRA JUNE 21, 2008 22.50 CALL	14,570
	Put Options
311	SPY MARCH 22, 2008 133.00 PUT	101,075
104	XBT MARCH 22, 2008 68.00 PUT	31,720
104	XLB MARCH 22, 2008 39.00 PUT	19,760
104	XLB MARCH 22, 2008 38.00 PUT	17,680
35	SPY MARCH 22, 2008 134.00 PUT	13,650
31	WB MARCH 22, 2008 35.00 PUT	4,495
	Currency Swap Options
927,000	EUR/GBP .748:1 JULY 10, 2008 CURRENCY SWAP	30,759
1,489,000	USD/GBP PUT $1.00:1.942 JULY 10, 2008 CURRENCY SWAP	25,317
1,117,000	USD/EUR PUT $1.00:1.47 JULY 10, 2008 CURRENCY SWAP	22,143

	TOTAL OPTIONS (Cost $416,830)	417,882	7.50%

Shares	CASH EQUIVALENT (18.93%)
1,054,622	Union Bank of California Money Market Sweep	1,054,622	18.93%
	(Cost $1,054,622)

	TOTAL INVESTMENT IN SECURITIES (Cost $7,384,201)	7,395,144	132.73%

	INVESTMENTS IN SECURITIES SOLD SHORT (-3.12%) (a) SECURITIES SOLD SHORT (-2.75%)
5,113	Companhia Vale Do Rio Doce — ADR	(153,288)	(2.75%)
	(Cost $157,717)

Contracts	WRITTEN OPTIONS (-0.37%)
78	GRA JUNE 2008 30.00 CALL	(18,330)	(0.33%)
10	TGT MAR 2008 55.00 CALL	(2,050)	(0.04%)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $171,975)	(173,668)	(3.12%)

	TOTAL INVESTMENT IN SECURITIES AND SECURITIES SOLD SHORT (Cost $7,212,226) — (b) (129.61%)	7,221,476	129.61%

	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-29.61%)	(1,649,734)	-29.61%

	TOTAL NET ASSETS	$5,571,742	100.00%

	% OF NET ASSETS BY COUNTRY

	United States	$4,727,490	84.84%
	Canada	302,307	5.43%
	France	208,337	3.74%
	Norway	159,403	2.86%
	Mexico	120,779	2.17%
	Netherlands	53,426	0.96%

	TOTAL % NET ASSETS BY COUNTRY	$5,571,742	100.00%

(a) — Non income producing.
(b) — Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$183,523
Unrealized depreciation	(185,158)

Net unrealized depreciation	$(1,635)

ADR — American Depositary Receipt.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments (CONTINUED)
January 31, 2008
(Unaudited)
CREDIT SWAPS

Swap Counterparty & Referenced
Obligation	Interest Rate	Maturity Date	Notional Amount	Unrealized Gain	Unrealized Loss	% of Net Assets

Bear Stearns
Anglo American PLC Swap	0.00%	12/1/2008	$—		$(326)	-0.01%
Xstrata PLC Swap	6.05%	12/1/2008	49,184	$9,019		0.16%

Goldman Sachs
American International Group, Inc.	1.25%	3/20/2013	149,000	273		0.00%
Goldman Sachs Basket Swap	N/A	12/20/2014	20,000	13,170		0.25%
Muenchener Rueckversicherungs-Gesellscha	0.83%	3/20/2013	298,000	3,210		0.06%
Prudential Financial, Inc.	1.35%	3/20/2013	146,000		(2,039)	-0.04%
Renaissance Holdings, Ltd.	0.76%	3/20/2013	146,000		(1,121)	-0.02%
Republic of Turkey	1.89%	1/20/2013	372,000	1,788		0.03%
The Chubb Corporation	0.68%	3/20/2013	146,000		(1,327)	-0.02%

				$27,460	$(4,813)	0.41%

Item 2. Controls and Procedures.
(a)	Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Central Park Group Multi-Event Fund

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer
Date: March 31, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer
Date: March 31, 2008

By (Signature and Title)	/s/ Michael Mascis
Michael Mascis, Principal Financial Officer
Date: March 31, 2008